Share capital	12 Months Ended
Dec. 31, 2023
Share capital
Share capital
16	Share capital

During the year ended December 31, 2021, no ADS were repurchased by the Company. As of December 31, 2021, total share repurchased under the 2018 Repurchase Plan was an aggregate of 46,030 ADSs, representing 613,737 Class A common shares.

During the year ended December 31, 2022, the Company had repurchased under the 2022 Repurchase Plan an aggregate of 13,673 ADSs, representing 182,313 Class A common shares.

During the year ended December 31, 2023, the Company had repurchased under the 2022 Repurchase Plan and 2023 Repurchase Plan an aggregate of 127,987 ADSs, representing 1,706,493 Class A common shares. As of December 31, 2023, the Company has no plan for cancellation of these repurchased shares. These shares were recorded at their purchase price on the consolidated balance sheets.

As at December 31, 2022, there were 62,731,971 and 17,000,189 Class A and Class B ordinary shares outstanding respectively.

As at December 31, 2023, there were 61,831,753 and 17,000,189 Class A and Class B ordinary shares outstanding respectively.

Every three of ADSs represent forty Class A common shares.

Basic and diluted loss per share is calculated as follows:

	For the year ended		For the year ended
	December 31, 2021		December 31, 2022		For the year ended December 31, 2023
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(110,258)	(30,326)	(84,032)	(22,932)	(48,851)	(6,881)	(13,247)	(1,866)
Net loss attributable to common shareholders	(110,258)	(30,326)	(84,032)	(22,932)	(48,851)	(6,881)	(13,247)	(1,866)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	61,809,501	17,000,189	62,296,172	17,000,189	62,688,838	62,688,838	17,000,189	17,000,189
Basic and diluted loss per share	(1.78)	(1.78)	(1.35)	(1.35)	(0.78)	(0.11)	(0.78)	(0.11)

For the years ended December 31, 2021, 2022 and 2023, the two-class method is applicable because the Company has Class A and Class B ordinary shares outstanding, and both classes have contractual rights with regards to dividends and distributions upon liquidation of the Company.

The effect of all outstanding share options, restricted share units and convertible notes were excluded from the computation of diluted loss per share for the years ended December 31, 2021, 2022 and 2023 as their effects would be anti-dilutive.